Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	7.00%	4.50%
Change in fair value of warrant liabilities	0.00%	(6.50%)
Other	0.00%	(1.00%)
Change in valuation allowance	(28.00%)	(18.00%)
Income tax provision benefit	0.00%	0.00%